4. Accounting for Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
4. Accounting for Derivatives and Hedging Activities

The following table lists the fair values of the Company’s derivative assets and liabilities as of December 31, 2014 and 2013:

	Fair Value
	Asset Derivatives	Liability Derivatives
At December 31, 2014
Designated as cash flow hedges:
Energy commodity contracts	$15,732	$(879,140)
Not designated as hedging instruments:
Energy commodity contracts	2,350,662	(2,556,862)
FTR, net	1,435,819	–
Total derivative instruments	3,802,213	(3,436,002)
Cash deposits in collateral accounts	20,620,941	–
Cash in trading accounts, net	$24,423,154	$(3,436,002)

At December 31, 2013
Designated as cash flow hedges:
Energy commodity contracts	$417,309	$(60,695)
Not designated as hedging instruments:
Energy commodity contracts	717,606	(757,828)
Total derivative instruments	1,134,915	(818,523)
Cash deposits in collateral accounts	10,168,056	–
Cash in trading accounts, net	$11,302,971	$(818,523)

As of December 31, 2014, we had hedged the cost of 48,947 MWh (approximately 10.5% of expected 2015 electricity purchases for the customers receiving service from us as of that date) and $863,408 of the net loss on the effective portion of the hedge was deferred and included in AOCI. This amount is expected to be reclassified to cost of energy sold by December 31, 2015.

As of December 31, 2013, we had hedged the cost of 32,760 MWh (approximately 32% of expected 2014 electricity purchases for the customers receiving service from us as of that date) and $356,614 of the net gain on the effective portion of the hedge was deferred and included in AOCI. This entire amount was reclassified to cost of energy sold by December 31, 2014.

The following table summarizes the amount of gain or loss recognized in AOCI or earnings for derivatives designated as cash flow hedges for the periods indicated:

	Gain (Loss) Recognized in AOCI	Income Statement Classification	Gain (Loss) Reclassified from AOCI
Year Ended December 31, 2014
Cash flow hedges	$(1,128,514)	Cost of energy sold	$91,508

Year Ended December 31, 2013
Cash flow hedges	$685,936	Cost of energy sold	$247,290

The following table provides details with respect to changes in AOCI as presented in our consolidated balance sheets, including those relating to our designated cash flow hedges, for the period from January 1, 2013 to December 31, 2014:

	Foreign Currency	Cash Flow Hedges	Available for Sale Securities	Total

Balance - December 31, 2012	$539,311	$(82,032)	$–	$457,279

Other comprehensive income (loss) before reclassifications	(201,303)	685,936	5,767	490,400

Amounts reclassified from AOCI	–	(247,290)	–	(247,290)

Net current period other comprehensive income (loss)	(201,303)	438,646	5,767	243,110

Balance - December 31, 2013	$338,008	$356,614	$5,767	$700,389

Other comprehensive income (loss) before reclassifications	661,033	(1,128,514)	11,116	$(456,365)

Amounts reclassified from AOCI	–	(91,508)	(5,767)	(97,275)

Net current period other comprehensive income (loss)	661,033	(1,220,022)	5,349	(553,640)

Balance - December 31, 2014	$999,041	$(863,408)	$11,116	$146,749